Pension and Postretirement Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Pension and Postretirement Benefit Plans	Pension and Postretirement Benefit Plans
Transfer of Solventum Sponsored Pension and Postretirement Benefit Plans
Historically, certain employees of Solventum participated in U.S. and non-U.S. retirement plans sponsored by 3M. The primary U.S. defined-benefit pension plan was closed to new participants effective January 1, 2009. In December 2023, 3M committed to the future freeze of U.S. defined benefit pension benefits for non-union U.S. employees, effective December 31, 2028. During March 2024, in advance of the Spin-Off, all U.S. and most remaining 3M sponsored non-U.S. pension and postretirement plan obligations and assets were legally transferred to Solventum from 3M, except for certain assets held back within the 3M sponsored pension plans for regulatory purposes. Assets not yet delivered from 3M sponsored pension plans are already recognized within the Company's pension assets. These plans included the U.S. defined benefit pension plans as well as postretirement health care and life insurance benefits for U.S. employees who reach a retirement age while employed by the Company and were employed prior to January 1, 2016. Additionally, seven international plans covering employees in four countries were transferred to Solventum from 3M in March 2024.
As these plans are sponsored by Solventum, they are accounted for as single employer plans. Therefore, the funded status is reflected in the condensed consolidated and combined balance sheets, and the net periodic benefit costs are included in the condensed consolidated and combined statements of income.
The Company has made deposits for its defined benefit plans with independent trustees. In certain non-U.S. jurisdictions, trust funds and deposits with insurance companies are maintained to provide pension benefits to plan participants and their beneficiaries. There are no plan assets in the non-qualified plan due to its nature. For the U.S. postretirement health care benefit plan, the Company has set aside amounts at least equal to annual benefit payments with an independent trustee.
Components of net periodic cost and other amounts recognized in other comprehensive (income) loss
The service cost component of defined benefit net periodic benefit cost is recorded in costs of product; costs of software and rentals; selling, general and administrative; and research and development. Components of net periodic benefit cost and other supplemental information for the three and nine months ended September 30, 2024 and 2023 follow:
Three months ended September 30,

	Qualified and Non-qualified Pension Benefits
	United States		International		Postretirement Benefits
(Millions)	2024	2023	2024	2023	2024	2023
Net periodic benefit cost (benefit)
Operating expense
Service cost	$7	$—	$5	$—	$1	$—
Non-operating expense
Interest cost	23	—	5	—	3	—
Expected return on plan assets	(34)	—	(5)	—	(2)	—
Amortization of prior service benefit	(1)	—	—	—	(1)	—
Amortization of net actuarial loss	14	—	—	—	1	—
Total non-operating expense (benefit)	2	—	—	—	1	—
Total net periodic benefit cost (benefit)	$9	$—	$5	$—	$2	$—
Nine months ended September 30,

	Qualified and Non-qualified Pension Benefits
	United States		International		Postretirement Benefits
(Millions)	2024	2023	2024	2023	2024	2023
Net periodic benefit cost (benefit)
Operating expense
Service cost	$14	$—	$14	$—	$2	$—
Non-operating expense
Interest cost	46	—	15	—	6	—
Expected return on plan assets	(68)	—	(15)	—	(4)	—
Amortization of prior service benefit	(2)	—	—	—	(2)	—
Amortization of net actuarial loss	28	—	—	—	2	—
Total non-operating expense (benefit)	4	—	—	—	2	—
Total net periodic benefit cost (benefit)	$18	$—	$14	$—	$4	$—
Postretirement Benefit Plans
3M Company Sponsored Pension and Postretirement Benefit Plans
Certain employees of the Health Care Business participate in U.S. and non-U.S. retirement plans sponsored by 3M. For purposes of the combined financial statements, these plans are accounted for as multiemployer plans as they are not sponsored by the Health Care Business. Therefore, the related assets and liabilities are not reflected in the combined balance sheets. The combined statements of income reflects a proportionate allocation of service costs for the multiemployer plans associated with the Health Care Business’s employees. Expenses associated with employee's participation in 3M Company sponsored pension plans were $32 million, $56 million, and $64 million for the years ended December 31, 2023, 2022, and 2021, respectively.
International Health Care Business Sponsored Defined Benefit Plans
During 2023, certain non-U.S. defined benefit plan obligations and assets were legally transferred to the Health Care Business from 3M Company, these amounts are disclosed as “Transfers from 3M” in the following tables. As of December 31, 2023, the Health Care Business has 18 company-sponsored retirement plans covering certain employees in ten countries. As these plans are sponsored by the Health Care Business, they are accounted for as single employer plans. Therefore, the funded status is reflected in the combined balance sheets, and the net periodic benefit costs are included in the combined statements of income.
The following tables include a reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets as well as a summary of the related amounts recognized in the Health Care Business’s combined balance sheets as of December 31, 2023 and 2022. The Health Care Business also has certain non-
qualified pension and postretirement benefit plans that individually and in the aggregate are not significant and which are not included in the tables that follow.

	December 31,
(Millions)	2023	2022
Change in benefit obligation
Benefit obligation at beginning of year	$105	$159
Service cost	5	6
Interest cost	7	2
Actuarial (gain) loss	70	(45)
Benefit payments	(8)	(3)
Foreign exchange rate changes	19	(9)
Transfers from 3M	321	(5)
Benefit obligation at end of year	$519	$105
Change in plan assets
Fair value of plan assets at beginning of year	9	9
Actual return on plan assets	21	(1)
Company contributions	11	4
Foreign exchange rate changes	16	—
Benefit payments	(8)	(3)
Transfer from 3M	318	—
Fair value of plan assets at end of year	$367	$9
Funded status at end of year	$(152)	$(96)

	December 31,
Amounts recognized in the combined balance sheets (Millions)	2023	2022
Other assets	$9	$—
Accrued benefit cost
Current liabilities	(1)	(2)
Non-current liabilities	(160)	(94)
Ending balance	$(152)	$(96)

	December 31,
Amounts recognized in accumulated other comprehensive income (Millions)	2023	2022
Net transition obligation (asset)	$—	$—
Net actuarial loss (gain)	(11)	(10)
Prior service cost (credit)	—	—
Ending balance	$(11)	$(10)
The balance of amounts recognized for non-U.S. plans in accumulated other comprehensive income (loss) as of December 31, in the preceding table are presented based on the foreign currency exchange rates on that date.
The pension accumulated benefit obligation represents the actuarial present value of benefits based on employee service and compensation as of the measurement date and does not include an assumption about future compensation levels. The following table summarizes the total accumulated benefit obligations, the accumulated benefit obligations and fair value of plan assets for defined benefit pension plans with accumulated benefit obligations in excess of plan assets, and the projected benefit obligation and fair value of plan assets for defined benefit pension plans with projected benefit obligation in excess of plan assets as of December 31,:

	December 31,
(Millions)	2023	2022
Accumulated benefit obligation	$460	$96
Plans with accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	$398	$90
Fair value of plan assets	294	3
Plans with projected benefit obligation in excess of plan assets
Projected benefit obligation	$476	$106
Fair value of plan assets	316	9
Components of net periodic cost and other amounts recognized in other comprehensive income
The service cost component of defined benefit net periodic benefit cost is recorded in costs of product; costs of software and rentals; selling, general and administrative; and research and development. Components of net periodic benefit cost and other supplemental information for the years ended December 31, follow:

	For the years ended December 31,
(Millions)	2023	2022	2021
Net periodic benefit cost (benefit)
Operating expense
Service cost	$5	$6	$6
Non-operating expense
Interest cost	7	2	2
Expected return on plan assets	(3)	(1)	(1)
Other	—	2	3
Total non-operating expense (benefit)	4	3	4
Total net periodic benefit cost (benefit)	$9	$9	$10
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Amortization of transition asset	—	(1)	(1)
Prior service cost (benefit)	—	—	1
Net actuarial (gain) loss	52	(43)	(8)
Amortization of net actuarial income (loss)	1	(1)	(2)
Settlements	(1)	—	—
Foreign currency	(2)	(2)	(3)
Total recognized in other comprehensive (income) loss	$50	$(47)	$(13)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$59	$(38)	$(3)
Weighted-average assumptions used to determine benefit obligations as of December 31,

	2023		2022
	Germany	All Others	Germany	All Others
Discount rate	3.26%	3.52%	3.81%	10.12%
Compensation rate increase	3.00%	2.40%	3.00%	4.79%
Weighted-average assumptions used to determine net cost for years ended December 31,:

	Germany			All Others
	2023	2022	2021	2023	2022	2021
Discount rate - service cost	4.01%	1.33%	0.90%	7.64%	8.57%	7.51%
Discount rate - interest cost	4.06%	0.97%	0.53%	9.02%	9.28%	8.22%
Expected return on assets	4.79%	2.00%	2.00%	5.86%	7.16%	7.87%
Compensation rate increase	3.00%	3.00%	3.00%	2.40%	4.23%	4.22%
The Company determines the discount rate used to measure plan liabilities as of the December 31, measurement date for the defined benefit plans, which is also the date used for the related annual measurement assumptions. The discount rate reflects the current rate at which the associated liabilities could be effectively settled at the end of the year. The Company sets its rate to reflect the yield of a portfolio of high quality, fixed-income debt instruments that would produce cash flows sufficient in timing and amount to settle projected future benefits. A decrease in the discount rate increases the Projected Benefit Obligation (PBO). The annual remeasurement of the PBO as of December 31, 2023, resulted in a $70 million increase in the PBO, primarily driven from lower discount rates as of December 31, 2023. The annual remeasurement of the PBO as of December 31, 2022 resulted in a $45 million decrease in the PBO, primarily driven from higher discount rates as of December 31, 2022.
The Company measures service cost and interest cost separately using the spot yield curve approach applied to each corresponding obligation. Service costs are determined based on duration-specific spot rates applied to the service cost cash flows. The interest cost calculation is determined by applying duration-specific spot rates to the year-by-year projected benefit payments. The spot yield curve approach does not affect the measurement of the total benefit obligations as the change in service and interest costs offset in the actuarial gains and losses recorded in other comprehensive income.
During 2023, the Company contributed $11 million to its defined benefit pension plans. In 2024, the Company expects to contribute approximately $10 million to $15 million of cash to its defined benefit pension plans.
Future Pension Benefit Payments
The following table provides the estimated pension and postretirement benefit payments that are payable from the plans to participants.

(Millions)	2024	2025	2026	2027	2028	2029-2033
Estimated future benefit payments	$16	$19	$18	$20	$21	$126
Plan Asset Management
The Company’s investment strategy for its pension and postretirement plans is to manage the funds on a going-concern basis. The primary goal of the trust funds is to meet the obligations as required. The secondary goal is to earn the highest rate of return possible, without jeopardizing its primary goal, and without subjecting the Company to an undue amount of contribution risk. Fund returns are used to help finance present and future obligations to the extent possible within actuarially determined funding limits and tax-determined asset limits, thus reducing the potential need for additional contributions from the Company. The investment strategy has used long duration cash bonds and derivative instruments to offset a significant portion of the interest rate sensitivity of pension liabilities.
Normally, the Company does not buy or sell any Parent securities as a direct investment for its pension and other postretirement benefit funds. However, due to external investment management of the funds, the plans may indirectly buy, sell or hold 3M securities. The aggregate amount of 3M securities are not considered to be material relative to the aggregate fund percentages.
The discussion that follows references the fair value measurements of certain assets in terms of levels 1, 2 and 3. See Note 2 for descriptions of these levels. While the company believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
Outside the U.S., pension plan assets are typically managed by decentralized fiduciary committees. The disclosure below of asset categories is presented in aggregate for the six defined benefit plans in five countries, which have plan assets; however, there is significant variation in asset allocation policy from country to country. Local regulations, local funding rules, and local financial and tax considerations are part of the funding and investment allocation process in each country. The Company provides standard funding and investment guidance to all international plans with more focused guidance to the larger plans.
Each plan has its own strategic asset allocation. The asset allocations are reviewed periodically and rebalanced when necessary.
The fair values of the assets held by the international pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as
	Level 1		Level 2		Level 3		Investments Measured at Net Asset Value *		Fair Value at December 31,
(Millions)	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Asset Class
Equities	$7	$4	$23	$—	$—	$—	$24	$—	$54	$4
Fixed Income	6	4	188	—	—	—	31	—	225	4
Private Equity	—	—	—	—	—	—	47	—	47	—
Absolute Return	—	—	—	—	28	—	10	—	38	—
Cash and Cash Equivalents	2	1	—	—	—	—	—	—	2	1
Total	$15	$9	$211	$—	$28	$—	$112	$—	$366	$9
Other items to reconcile to fair value of plan assets									1	—
Fair Value of Plan Assets									$367	$9
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*In accordance with ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding and is determined by the investment manager or custodian of the fund. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the fair value of plan assets.
Equities consist primarily of mandates in public equity securities managed to various public equity indices. Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded.
Fixed Income investments include domestic and foreign government, and corporate debt securities. The debt securities are valued at the closing price reported if traded on an active market or at yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flow approach that utilizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks.
Private equity funds consist of partnership interests in a variety of funds which are valued at NAV as described above. Real estate consists of property funds and REITS (Real Estate Investment Trusts). REITS are valued at NAV with published prices provided by the custodians.
Absolute return consists primarily of private partnership interests in hedge funds, insurance contracts and derivative instruments. Partnerships and hedge funds are valued at NAV as described above. Insurance consists of insurance contracts, which are valued using cash surrender values which is the amount the plan would receive if the contract was cashed out at year end. Derivative instruments consist of various swaps and bond futures that are used to help manage risks and are valued by the custodian using closing market swap curves and market derived inputs.
Other items to reconcile to fair value of plan assets include the net of interest receivables, amounts due for securities sold, amounts payable for securities purchased and interest payable.
The balances of and changes in the fair values of the international pension plans’ level 3 assets consist primarily of insurance contracts under the absolute return asset class. In 2023 these balances were transferred from the 3M plans near the end of the year and had few transactions. In 2022 there were no level 3 assets.